Income tax and deferred taxes (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense by foreign and domestic parties, net
Current income tax expense	$ (276,779)	$ (99,275)	$ (104,261)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	27,763	29,096	(5,758)
Income tax expense	(249,016)	(70,179)	(110,019)
Foreign countries [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(46,748)	(9,782)	(7,394)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	(6,679)	10,284	2,370
Country of domicile [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(230,031)	(89,493)	(96,867)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	$ 34,442	$ 18,812	$ (8,128)